Summary of Allowance for Loan Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	$ 7,246
Balance at beginning of period	6,390
Total Allowance, including off-balance sheet instruments, at end of period	7,363	$ 7,246
Total Allowance for Loan Losses at end of period	6,432	6,390
Less: Total Allowance for off-balance sheet instruments	931	856
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	261	302
Net remeasurement due to transfers into stage	(4)	(8)
New originations or purchases	40	21
Net repayments	(8)	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(54)	(96)
Changes to risk, parameters, and models	82	65
Write-offs	(33)	(16)
Recoveries	31	6
Foreign exchange and other adjustments	8	(5)
Total Allowance for Loan Losses at end of period	323	261
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,649	2,112
Balance at beginning of period	1,573
Net remeasurement due to transfers into stage	19	(167)
New originations or purchases	330	221
Net repayments	(165)	(206)
Derecognition of financial assets (excluding disposals and write-offs)	(312)	(293)
Changes to risk, parameters, and models	677	580
Write-offs	(846)	(848)
Recoveries	293	317
Foreign exchange and other adjustments	59	(67)
Total Allowance, including off-balance sheet instruments, at end of period	1,704	1,649
Total Allowance for Loan Losses at end of period	1,623	1,573
Less: Total Allowance for off-balance sheet instruments	81	76
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,314	3,184
Balance at beginning of period	1,805
Net remeasurement due to transfers into stage	126	(191)
New originations or purchases	207	122
Net repayments	32	(98)
Derecognition of financial assets (excluding disposals and write-offs)	(345)	(400)
Changes to risk, parameters, and models	562	553
Write-offs	(975)	(1,011)
Recoveries	291	303
Foreign exchange and other adjustments	140	(148)
Total Allowance, including off-balance sheet instruments, at end of period	2,352	2,314
Total Allowance for Loan Losses at end of period	1,747	1,805
Less: Total Allowance for off-balance sheet instruments	605	509
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,022	3,779
Balance at beginning of period	2,751
Net remeasurement due to transfers into stage	10	3
New originations or purchases	1,098	1,123
Net repayments	(62)	(238)
Derecognition of financial assets (excluding disposals and write-offs)	(1,783)	(1,929)
Changes to risk, parameters, and models	623	721
Disposals		(4)
Write-offs	(140)	(298)
Recoveries	52	49
Foreign exchange and other adjustments	164	(184)
Total Allowance, including off-balance sheet instruments, at end of period	2,984	3,022
Total Allowance for Loan Losses at end of period	2,739	2,751
Less: Total Allowance for off-balance sheet instruments	245	271
Stage 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,649
Balance at beginning of period	2,263
Total Allowance, including off-balance sheet instruments, at end of period	2,955	2,649
Total Allowance for Loan Losses at end of period	2,522	2,263
Less: Total Allowance for off-balance sheet instruments	433	386
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	35	32
Net remeasurement due to transfers into stage	(18)	(20)
New originations or purchases	40	21
Net repayments	(4)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(7)	(6)
Changes to risk, parameters, and models	(7)	(74)
Foreign exchange and other adjustments	4	(2)
Total Allowance for Loan Losses at end of period	127	35
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	109	126
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(23)	(38)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	550	595
Balance at beginning of period	520
Net remeasurement due to transfers into stage	(167)	(332)
New originations or purchases	330	221
Net repayments	(74)	(96)
Derecognition of financial assets (excluding disposals and write-offs)	(93)	(93)
Changes to risk, parameters, and models	(329)	(727)
Foreign exchange and other adjustments	21	(20)
Total Allowance, including off-balance sheet instruments, at end of period	654	550
Total Allowance for Loan Losses at end of period	619	520
Less: Total Allowance for off-balance sheet instruments	35	30
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	613	1,154
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(188)	(145)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(9)	(7)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	878	799
Balance at beginning of period	671
Net remeasurement due to transfers into stage	(367)	(478)
New originations or purchases	207	122
Net repayments	2	(98)
Derecognition of financial assets (excluding disposals and write-offs)	(56)	(50)
Changes to risk, parameters, and models	(647)	(696)
Foreign exchange and other adjustments	58	(42)
Total Allowance, including off-balance sheet instruments, at end of period	954	878
Total Allowance for Loan Losses at end of period	685	671
Less: Total Allowance for off-balance sheet instruments	269	207
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	1,208	1,509
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(310)	(180)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(19)	(8)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,186	1,499
Balance at beginning of period	1,037
Net remeasurement due to transfers into stage	(83)	(117)
New originations or purchases	1,098	1,123
Net repayments	20	(24)
Derecognition of financial assets (excluding disposals and write-offs)	(773)	(813)
Changes to risk, parameters, and models	(250)	(384)
Foreign exchange and other adjustments	79	(72)
Total Allowance, including off-balance sheet instruments, at end of period	1,220	1,186
Total Allowance for Loan Losses at end of period	1,091	1,037
Less: Total Allowance for off-balance sheet instruments	129	149
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	359	476
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(409)	(497)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(5)
Stage 2 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,959
Balance at beginning of period	3,492
Total Allowance, including off-balance sheet instruments, at end of period	3,644	3,959
Total Allowance for Loan Losses at end of period	3,149	3,492
Less: Total Allowance for off-balance sheet instruments	495	467
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	175	205
Net remeasurement due to transfers into stage	13	12
Net repayments	(4)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(19)	(35)
Changes to risk, parameters, and models	59	83
Foreign exchange and other adjustments	3	(5)
Total Allowance for Loan Losses at end of period	140	175
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(106)	(123)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	34	56
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(15)	(14)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	960	1,330
Balance at beginning of period	914
Net remeasurement due to transfers into stage	178	157
Net repayments	(78)	(96)
Derecognition of financial assets (excluding disposals and write-offs)	(167)	(159)
Changes to risk, parameters, and models	528	901
Foreign exchange and other adjustments	33	(36)
Total Allowance, including off-balance sheet instruments, at end of period	896	960
Total Allowance for Loan Losses at end of period	850	914
Less: Total Allowance for off-balance sheet instruments	46	46
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(603)	(1,143)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	248	201
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(203)	(195)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,298	2,181
Balance at beginning of period	996
Net remeasurement due to transfers into stage	474	277
Net repayments	4	(20)
Derecognition of financial assets (excluding disposals and write-offs)	(118)	(131)
Changes to risk, parameters, and models	927	973
Foreign exchange and other adjustments	68	(94)
Total Allowance, including off-balance sheet instruments, at end of period	1,191	1,298
Total Allowance for Loan Losses at end of period	855	996
Less: Total Allowance for off-balance sheet instruments	336	302
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1,189)	(1,488)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	350	232
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(623)	(632)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,526	1,858
Balance at beginning of period	1,407
Net remeasurement due to transfers into stage	93	122
Net repayments	(33)	(122)
Derecognition of financial assets (excluding disposals and write-offs)	(624)	(758)
Changes to risk, parameters, and models	394	578
Foreign exchange and other adjustments	89	(86)
Total Allowance, including off-balance sheet instruments, at end of period	1,417	1,526
Total Allowance for Loan Losses at end of period	1,304	1,407
Less: Total Allowance for off-balance sheet instruments	113	119
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(352)	(471)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	423	508
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(99)	(103)
Stage 3 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	638
Balance at beginning of period	635
Total Allowance, including off-balance sheet instruments, at end of period	764	638
Total Allowance for Loan Losses at end of period	761	635
Less: Total Allowance for off-balance sheet instruments	3	3
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	51	65
Net remeasurement due to transfers into stage	1
Derecognition of financial assets (excluding disposals and write-offs)	(28)	(55)
Changes to risk, parameters, and models	30	56
Write-offs	(33)	(16)
Recoveries	31	6
Foreign exchange and other adjustments	1	2
Total Allowance for Loan Losses at end of period	56	51
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(3)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(18)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	17	14
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	139	187
Balance at beginning of period	139
Net remeasurement due to transfers into stage	8	8
Net repayments	(13)	(14)
Derecognition of financial assets (excluding disposals and write-offs)	(52)	(41)
Changes to risk, parameters, and models	478	406
Write-offs	(846)	(848)
Recoveries	293	317
Foreign exchange and other adjustments	5	(11)
Total Allowance, including off-balance sheet instruments, at end of period	154	139
Total Allowance for Loan Losses at end of period	154	139
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(10)	(11)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(60)	(56)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	212	202
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	138	204
Balance at beginning of period	138
Net remeasurement due to transfers into stage	19	10
Net repayments	26	20
Derecognition of financial assets (excluding disposals and write-offs)	(171)	(219)
Changes to risk, parameters, and models	282	276
Write-offs	(975)	(1,011)
Recoveries	291	303
Foreign exchange and other adjustments	14	(12)
Total Allowance, including off-balance sheet instruments, at end of period	207	138
Total Allowance for Loan Losses at end of period	207	138
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(19)	(21)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(40)	(52)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	642	640
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	310	422
Balance at beginning of period	307
Net remeasurement due to transfers into stage		(2)
Net repayments	(49)	(92)
Derecognition of financial assets (excluding disposals and write-offs)	(386)	(358)
Changes to risk, parameters, and models	479	527
Disposals		(4)
Write-offs	(140)	(298)
Recoveries	52	49
Foreign exchange and other adjustments	(4)	(26)
Total Allowance, including off-balance sheet instruments, at end of period	347	310
Total Allowance for Loan Losses at end of period	344	307
Less: Total Allowance for off-balance sheet instruments	3	3
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(5)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(14)	(11)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 106	$ 108